INVENTORIES	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Raw materials	276,542	385,368	62,110
Work-in-progress	68,851	72,595	11,700
Finished goods	406,898	391,472	63,094

	752,291	849,435	136,904

As of December 31, 2013 and 2014, no raw materials of the Group were held in custody by other parties for processing respectively. The write-down of inventories amounted to RMB326,051,000, RMB113,236,000 and RMB57,651,000 (US$9,291,655) for the years ended December 31, 2012,2013 and 2014, respectively.